Employee Benefits (Details) (CNY) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee Benefits
Contributions to medical and pension schemes	264.0	205.0	160.9
Other employee benefits	159.2	123.0	95.6
Total group's employee welfare benefits	423.2	328.0	256.5